Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 5,458	$ 16,146		$ 113,353
Trade receivables, net	996	795		157
Inventory	1,348	1,190		104
Prepaid expenses and other current assets	3,244	2,960		330
Total current assets	11,046	21,091		113,944
Property, plant, and equipment, net	140,442	128,162		28,506
Operating lease right-of-use assets	54,683	55,276		7,462	$ 3,333
Goodwill	67,131	68,421		156
Intangible assets, net	71,019	72,371		530
Equity method investment	1,267	1,322		0
Other non-current assets	3,637	3,353		3,148
Total assets	349,225	349,996		153,746
Current liabilities:
Accounts payable	10,798	10,421		178
Operating lease liabilities	3,760	1,618		131
Accrued salaries and wages	353	717		243
Accrued expenses	1,506	1,964		793
Total current liabilities	26,892	14,720		1,345
Other non-current liabilities	617	662		62
Non-current operating lease liabilities	55,349	57,717		7,625
Deferred tax liability	7,692	8,447		0
Asset retirement obligations	1,590	1,527		588
Total liabilities	99,038	83,073		9,620
Commitments and contingencies
Shareholders' equity:
Common stock, $.001 par, 209,354,819 and 161,024,239 authorized, issued and outstanding, respectively	206	206		194
Additional paid in capital	331,682	330,870		166,859
Accumulated other comprehensive loss	(2,777)	(1,547)		(22,549)
Accumulated deficit	(78,924)	(62,606)		(378)
Total shareholders' equity	250,187	266,923	$ 177,035	144,126	$ 8,249
Total liabilities and shareholders' equity	$ 349,225	$ 349,996		$ 153,746